Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Effective profit tax rate	16.50%
Effective income tax rate	25.00%	25.00%	25.00%
Income tax rate, description	In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% not considering the arrangements for the Avoidance of Double Taxation on income and Prevention of Fiscal Evasion with respect to Taxes on Income between mainland and Hong Kong
Withholding taxes, percent	10.00%
Aggregate deficits	$ 46,900,000
Aggregate undistributed earnings	$ 0
Interest on domestic subsidiary	50.00%
Valuation allowance	$ 27,126,541	$ 26,412,260
Operating loss carry forwards	$ 93,200,000
Operating loss carryforwards, expiration date	Dec. 31, 2024
Operating loss carryforwards, description	operating loss carry forwards includes approximately $93.2 million which will expire by 2024, and $25.0 million which will carry forward indefinitely.
Additional income tax expense	$ 5,545		$ 8,123
Unrecognized tax benefits term, description	in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2019
CFO Qingdao Zhida
Income Taxes [Line Items]
Income tax rate, description	Under this method, the qualifying entities filed their income tax by calculating as 2.5% of the gross revenues.
PRC
Income Taxes [Line Items]
Effective income tax rate	25.00%
Income tax rate, description	Under the EIT law and its implementing rules, enterprises that obtain status of “Software Enterprises” are entitled to be exempted from EIT tax for the first two profit-making years and enjoy a preferential 12.5% tax rate, which is half of the standard EIT rate of 25% for the three years thereafter.
PRC | Earliest Tax Year
Income Taxes [Line Items]
Year under tax examination	2014
PRC | Latest Tax Year
Income Taxes [Line Items]
Year under tax examination	2019
HNTE
Income Taxes [Line Items]
Effective income tax rate	15.00%
Income tax rate, description	Under the EIT Law and its implementing rules, an enterprise which qualifies as a “high and new technology enterprise” (“the HNTE”) is entitled to a tax rate of 15%.